ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of fair value of assets and liabilities acquired
Calculation of consideration transferred

The Company’s shares outstanding	457,980,262
The Company’s closing stock price at February 6, 2015	$0.22
Consideration attributable to common stock	100.8
Pre-existing amount due from Q CELLS Group to SolarOne Group	5.0

Total consideration transferred	95.8

Assets acquired and liabilities assumed

Cash and cash equivalents	70.2
Accounts receivable	156.5
Other current assets	408.3
Fixed assets	614.5
Land use rights	54.9
Other long-term assets	8.9
Total assets acquired	1,313.3

Short-term debt	219.4
Current portion of long-term debt	351.6
Other current liabilities	394.2
Long-term debt, net of current portion	248.6
Other long-term liabilities	4.8
Total liabilities assumed	1,218.6

Total net identifiable assets acquired	94.7
Goodwill arising on acquisition	1.1
Purchase consideration transferred	95.8

Schedule of amount of net sales and net income from the acquisition date
In millions of $	For the year ended December 31,
2015

Net revenues	1,280.2
Net income	29.8
Total comprehensive loss	3.9

Schedule of pro forma adjustments based on available information and certain assumptions
In millions of $	For the year ended December 31,
	2014	2015

Net revenues	1,464.1	1,831.3
Net income (loss)	(90.5)	29.8
Income (loss) per share – basic	$(0.02)	$0.01

Schedule of Variable Interest Entities
Name of the entity	Date of incorporation/ establishment	Place of incorporation/ establishment	Principal activities

Aslan Günes Enerjisi A.S.	June 3, 2015	Turkey	Operation of Special Purpose Vehicle

Hiprom Enerji Yatirimlari A.S.	January 14, 2015	Turkey	Operation of Special Purpose Vehicle

Fior Günes Enerjisi Anonim Sirketi	December 8, 2015	Turkey	Operation of Special Purpose Vehicle

Ulu Günes Enerjisi Anonim Sirketi	December 8, 2015	Turkey	Operation of Special Purpose Vehicle

Uno Enerji Anonim Sirketi	November 24, 2015	Turkey	Operation of Special Purpose Vehicle

Schedule Of Consolidated Variable Interest Entity Assets And Liabilities
As of December 31, 2017, the carrying amounts and classifications of the consolidated VIEs' assets and liabilities included in the Group's consolidated balance sheet are as follows:

In millions of $	As of December 31, 2017
Current assets:
Cash and cash equivalents	0.3
Inventories	0.4
Account Receivables	0.6
Other current assets	1.2

Total current assets	2.5

Non-current assets:
Property, plant and equipment	18.5
Intangible assets	11.9
other non-current assets	0.2

Total non-current assets	30.6

Total assets	33.1

Current liabilities:
Account Payables	15.8
Other current liabilities	0.2

Total current liabilities	16.0

Total liabilities	16.0

Variable Interest Entity [Member]
Schedule of fair value of assets and liabilities acquired
(In millions of $)	Amount
Consideration transferred(*1)	24.6
Identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	0.3
Inventories	0.4
Account Receivables	0.6
Other current assets	1.2
Property, plant and equipment	18.5
Other non-current assets	0.2
Account Payables	(15.8)
Other current liabilities	(0.2)
Identifiable net asset	5.2
Intangible Assets(*)	11.9
Goodwill (*2)	7.5